Related party transactions	6 Months Ended
Jun. 30, 2022
Related party transactions [abstract]
Related party transactions	Related party transactions
Following the Group’s IPO on October 5, 2021 the Group has no related parties in accordance with the IAS 24 definition who are not members of the Group. Prior to the completion of the IPO, Evotec AG was deemed to be a related party through the significance of their shareholding in Exscientia plc.

During the six months ended June 30, 2021 the Group had three main arrangements with Evotec AG and its affiliates:

•In March 2016 a joint operation set up for the development of three compounds, with each party originally retaining a 50% ownership of the underlying IP. Evotec AG has invoiced the Group £196,000 during the period from six months ended June 30, 2021 in relation to this joint operation, of which £182,000 was outstanding at June 30, 2021. The expenses related to these amounts are recognised within research and development expenses.
18.Related party transactions (continued)

•As part of this joint operation, Aptuit (Verona) SRL (an affiliate of Evotec AG) has been engaged to carry out the preclinical toxicology and manufacturing work for the lead compound. The entity invoiced the Group £577,000 during the six months ended June 30, 2021, of which £nil was outstanding at June 30, 2021. The expenses related to these amounts are recognised within research and development expenses. As at June 30, 2021 the Group had recorded accruals totalling £227,000 relating to costs incurred with Aptuit that had yet to be invoiced at that date.

•Exscientia AI Limited has a services arrangement with Evotec, pursuant to which it has engaged Evotec as a contract research organisation to help deliver candidate compounds under its collaboration agreement with Celgene Corporation. The entity invoiced £5,957,000 during the six months ended June 30, 2021, of which £nil was outstanding at June 30, 2021. The expenses related to these amounts are recognised within cost of sales.

See note 11 for details of the Group’s transactions with joint ventures during the six months ended June 30, 2022 and 2021.